Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
March 31, 2021

	Shares	Value	Ticker	Total Cost
Common Stocks - 97.2%

Aerospace & Defense - 3.14%
L3Harris Technologies, Inc.	4,750	$ 962,730	LHX	864,408.71
		962,730	-	864,409

Automobiles - 1.25%
General Motors Co.	6,650	$ 382,109	GM	355,915.98
		382,109	-	355,916

Banks - 13.66%
Bank of America Corp.	38,460	1,488,017	BAC	1,101,283.77
Citizens Financial Group, Inc.	29,000	1,280,350	CFG	953,646.99
JP Morgan Chase & Co.	9,350	1,423,351	JPM	1,002,737.57
		4,191,718	-	3,057,668

Biotechnology - 3.1%
Amgen, Inc.	3,825	951,698	AMGN	695,343.52
		951,698		695,343.52

Capital Markets - 4.45%
BlackRock, Inc.	1,050	791,658	BLK	490,643.58
Houlihan Lokey, Inc.	8,625	573,649	HLI	486,858.20
		1,365,307		977,501.78

Chemicals - 4.5%
Air Products and Chemicals, Inc.	2,705	761,025	APD	633,114.15
Eastman Chemical Co.	5,615	618,324	EMN	594,356.73
		1,379,349		1,227,471

Communications Equipment - 1.93%
Cisco Systems, Inc.	11,425	590,787	CSCO	619,171.22
		590,787		619,171.22

Consumer Finance - 2.8%
Discover Financial Services	9,035	858,235	DFS	557,938.09
		858,235		557,938.09

Electrical Equipment - 2.84%
Eaton Corporation Plc.	6,300	871,164	ETN	502,995.83
		871,164		502,995.83

Entertainment - 3.83%
Disney Walt Co.	6,365	1,174,470	DIS	816,139.81
		1,174,470		816,139.81

Equity Real Estate Investment Trusts-2.49%
Weyerhaeuser Co.	21,485	764,866	WY	510,105.37
		764,866		510,105.37

Food Products - 2.99%
Nestlé S.A. (a)	8,225	917,170	NSRGY	823,014.14
		917,170		823,014.14

Health Care Equipment & Supplies-2.29%
Medtronic, Inc.	5,935	701,102	MDT	535,570.31
		701,102		535,570.31

Health Care Providers & Services - 5.29%
CVS Health Corp.	12,685	954,293	CVS	844,931.03
UnitedHealth Group Inc.	1,800	669,726	UNH	429,265.08
		1,624,019		1,274,196.11

Hotels, Restaurants & Leisure - 6.27%
Marriott International, Inc.	3,325	492,466	MAR	409071.76
McDonalds Corp.	4,125	924,578	MCD	814247.93
Wyndham Hotels & Resorts, Inc.	7,245	505,556	WH	415,291.37
		1,922,599		1,638,611.06

Household Products - 1.62%
Procter & Gamble Co.	3,675	497,705	PG	400,777.43
		497,705		400,777.43

IT Services - 2.5%
Accenture Plc.	2,775	766,594	ACN	472,114.05
		766,594		472,114.05

Industrial Conglomerates - 4.32%
Honeywell International, Inc.	6,100	1,324,127	HON	970,357.54
		1,324,127		970,357.54

Oil, Gas & Consumable Fuels - 3.93%
Chevron Corp.	11,510	1,206,133	CVX	1,293,716.02
		1,206,133	-	1,293,716

Pharmaceuticals - 6.33%
AbbVie, Inc.	7,840	848,445	ABBV	730,993.52
Johnson & Johnson	6,655	1,093,749	JNJ	919,878.39
		1,942,194		1,650,871.91

Semiconductors & Semiconductor Equipment - 4.7%
Broadcom, Inc.	1,625	753,448	AVGO	463,894
Texas Instruments, Inc.	3,640	687,924	TXN	415,816.51
		1,441,371		879,710.19

Software - 3.65%
Microsoft Corp.	4,750	1,119,908	MSFT	660,559.41
		1,119,908		660,559.41

Specialty Retail - 3.63%
The Home Depot, Inc.	3,645	1,112,636	HD	776,517.50
		1,112,636		776,517.50

Technology Harware, Storage & Peripheral - 3.58%
Apple, Inc.	9,000	1,099,350	AAPL	478,603.81
		1,099,350		478,603.81

Textiles, Apparel & Luxury Goods - 2.12%
NIKE, Inc.	4,900	651,161	NKE	411,945.86
		651,161		411,945.86

TOTAL COMMON STOCKS (Cost $22,451,225)		29,818,500		22,451,225

Money Market Funds - 2.81%
First American Funds Government Obligation Class Y 0.89% (b)	862,120	862,120	FGVXX	862,119.69
		862,120		862,119.69

TOTAL MONEY MARKET FUNDS (Cost $862,120)		862,120		862,120

TOTAL INVESTMENTS (Cost $23,313,345) 100.01%		30,680,619	100.01%	23,313,344.55

Liabilities In Excess of Other Assets - -0.01%		(4,359)		-0.01%

TOTAL NET ASSETS - 100.00%		$ 30,676,261	100.00%

(a) ADR - American Depository Receipt
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2021.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Ancora Dividend Value Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 30,680,619	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 30,680,619	- 0 -